EQUITY INVESTMENTS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Investments
Distributions received from equity investments	$ 1,048	$ 1,123	$ 1,399
Returns of capital	73	0	186
Contributions to equity investments	$ 1,210	$ 765	602
Sur de Texas
Equity Investments
Contributions to equity investments			$ 32